Federal Home Loan Bank Advances and Short-Term Borrowings (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 0.50% [Member]	Dec. 31, 2012 0.00% [Member]	Dec. 31, 2011 4.56% [Member]	Dec. 31, 2011 4.29% [Member]	Dec. 31, 2011 4.60% [Member]	Dec. 31, 2011 4.05% [Member]	Dec. 31, 2011 1.86% [Member]	Dec. 31, 2011 2.30% [Member]	Dec. 31, 2011 4.58% [Member]	Dec. 31, 2011 3.81% [Member]	Dec. 31, 2011 2.28% [Member]	Dec. 31, 2011 2.43% [Member]	Dec. 31, 2011 4.60% [Member]	Dec. 31, 2011 4.66% [Member]	Dec. 31, 2011 2.92% [Member]	Dec. 31, 2011 2.83% [Member]	Dec. 31, 2011 3.71% [Member]	Dec. 31, 2011 3.57% [Member]	Dec. 31, 2011 4.07% [Member]	Dec. 31, 2011 4.25% [Member]	Dec. 31, 2011 4.45% [Member]	Dec. 31, 2011 4.58% [Member]	Dec. 31, 2011 3.63% [Member]	Dec. 31, 2011 3.93% [Member]	Dec. 31, 2011 3.94% [Member]	Dec. 31, 2011 2.14% [Member]	Dec. 31, 2011 2.12% [Member]
Federal home loan bank advance owed
Carrying Amount	$ 1,460	$ 221,018	$ 867	$ 593	$ 5,000	$ 5,047	$ 5,076	$ 10,256	$ 3,034	$ 7,617	$ 4,167	$ 52,054	$ 5,098	$ 3,064	$ 5,398	$ 5,391	$ 4,121	$ 5,164	$ 5,305	$ 5,333	$ 17,193	$ 23,184	$ 11,696	$ 5,661	$ 10,810	$ 5,449	$ 5,534	$ 5,185	$ 5,181
Contractual Outstanding Amount	$ 1,460	$ 206,500	$ 867	$ 593	$ 5,000	$ 5,000	$ 5,000	$ 10,000	$ 3,000	$ 7,500	$ 4,000	$ 50,000	$ 5,000	$ 3,000	$ 5,000	$ 5,000	$ 4,000	$ 5,000	$ 5,000	$ 5,000	$ 15,000	$ 20,000	$ 10,000	$ 5,000	$ 10,000	$ 5,000	$ 5,000	$ 5,000	$ 5,000
Maturity Date			November 2017	February 2026	January 2012	March 2012	May 2012	September 2012	January 2013	March 2013	March 2013	April 2013	September 2013	January 2014	May 2014	September 2014	January 2015	February 2015	September 2015	July 2015	December 2016	January 2017	February 2017	September 2017	August 2017	November 2017	July 2018	July 2018	July 2018
Repricing Frequency			Fixed	Fixed	Fixed	Fixed	Fixed	Fixed	Fixed	Fixed	Fixed	Fixed	Fixed	Fixed	Fixed	Fixed	Fixed	Fixed	Fixed	Fixed	Fixed	Fixed	Fixed	Fixed	Fixed	Fixed	Fixed	Fixed	Fixed
Contractual Rate at December 31			0.50%	0.00%	4.56%	4.29%	4.60%	4.05%	1.86%	2.30%	4.58%	3.81%	2.28%	2.43%	4.60%	4.66%	2.92%	2.83%	3.71%	3.57%	4.07%	4.25%	4.45%	4.58%	3.63%	3.93%	3.94%	2.14%	2.12%